Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues	$ 5,013,251	$ 3,855,773	$ 9,763,449	$ 6,655,958	$ 15,908,537	$ 13,123,929	$ 19,828,155
Cost, expenses and other
Cost of sales, excluding depreciation	4,662,833	3,284,748	8,914,587	5,730,731	13,765,088	11,611,599	18,514,054
Operating expenses, excluding depreciation	398,570	271,539	835,423	568,178	1,390,582	889,368	880,701
General and administrative expenses	34,920	38,091	75,399	71,360	149,643	166,904	140,150
Equity (income) loss in investee	(3,820)	0	(7,419)	0	(5,679)	0	0
Loss (gain) on sale of assets	29	3,222	912	3,222	11,374	(1,004)	(895)
Depreciation and amortization expense	62,993	48,919	118,683	103,212	209,840	191,110	178,996
Total cost and expenses	5,155,525	3,646,519	9,937,585	6,476,703	15,520,848	12,857,977	19,713,006
Income from operations	(142,274)	209,254	(174,136)	179,255	387,689	265,952	115,149
Other income (expense)
Change in fair value of catalyst lease	1,104	(1,748)	(1,484)	(4,633)	1,422	10,184	3,969
Debt extinguishment costs	(25,451)	0	(25,451)	0
Interest expense, net	(32,857)	(31,279)	(63,513)	(64,550)	(129,536)	(88,194)	(98,001)
Income before income taxes	(199,478)	176,227	(264,584)	110,072	259,575	187,942	21,117
Income tax expense	5,898	(5,277)	6,332	26,996	23,689	648	0
Net income	(205,376)	181,504	(270,916)	83,076	235,886	187,294	21,117
Less income attributable to noncontrolling interests	267	90	380	393	269	274	0
Net income attributable to PBF Holding Company LLC	$ (205,643)	$ 181,414	$ (271,296)	$ 82,683	$ 235,617	$ 187,020	$ 21,117